Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Revenue
Other revenue	$ 32,684	$ 18,047	$ 13,556
Total revenue	593,036	303,922	163,440
Other income	2,798	3,490	3,672
Service cost
Procurement cost of hotels and packages services	168,387	54,760	19,146
Other cost of providing services	9,180	3,990	3,162
Personnel expenses	131,968	116,924	105,661
Marketing and sales promotion expenses	101,601	51,033	22,741
Other operating expenses	133,698	81,575	51,075
Depreciation, amortization and impairment	27,396	29,496	33,010
Results from operating activities	23,604	(30,366)	(67,683)
Finance income	10,974	9,984	12,100
Finance costs	46,732	26,326	4,798
Net finance income (costs)	(35,758)	(16,342)	7,302
Share of profit (loss) of equity-accounted investees	10	34	(168)
Loss before tax	(12,144)	(46,674)	(60,549)
Income tax benefit	976	1,107	4,507
Profit (loss) for the period	(11,168)	(45,567)	(56,042)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit liability, net of tax	468	(426)	(199)
Equity instruments at fair value through other comprehensive income (FVOCI) - net change in fair value, net of tax	0	33,543	1,825
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	468	33,117	1,626
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences on foreign operations, net of tax	(48,879)	(18,943)	13,497
Total other comprehensive income that may be reclassified to profit or loss, net of tax	(48,879)	(18,943)	13,497
Other comprehensive income (loss) for the year, net of tax	(48,411)	14,174	15,123
Total comprehensive loss for the year	(59,579)	(31,393)	(40,919)
Profit (loss) attributable to:
Owners of the Company	(11,321)	(45,405)	(55,639)
Non-controlling interests	153	(162)	(403)
Loss for the year	(11,168)	(45,567)	(56,042)
Total comprehensive loss attributable to:
Owners of the Company	(59,176)	(31,216)	(40,531)
Non-controlling interests	(403)	(177)	(388)
Total comprehensive loss for the year	$ (59,579)	$ (31,393)	$ (40,919)
Loss per share (in USD)
Basic	$ (0.10)	$ (0.42)	$ (0.52)
Diluted	$ (0.10)	$ (0.42)	$ (0.52)
Air Ticketing [Member]
Revenue
Revenue	$ 147,793	$ 88,712	$ 57,013
Hotels and Packages [Member]
Revenue
Revenue	337,686	157,267	67,976
Bus Ticketing [Member]
Revenue
Revenue	$ 74,873	$ 39,896	$ 24,895